Loan Receivables, Net - Schedule of Allowance for Expected Credit Losses for Loan Receivables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Allowance for Expected Credit Losses for Loan Receivables [Abstract]
Beginning balance		$ 410
Reversal		(410)
Ending balance